Income Taxes - Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Company's Effective Tax Rate (Detail)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	35.00%
State and local taxes, net of federal benefit	6.20%
Rate change on deferred tax asset from recapitalization	6.90%
Tax benefit arrangement liability adjustment	(2.10%)
Foreign tax rate differential	0.30%
Withholding taxes and other	0.20%
Income attributable to non-controlling interests	(27.10%)
Effective tax rate	19.40%